PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Feb. 28, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Accounts receivables	$ 25,567	$ 25,907
Prepaid VAT	24,326	33,656
Prepayments to suppliers	17,635	198,452
Loans to third-parties	16,749	5,472
Prepaid rental and related fees	12,660	8,057
Interest receivable	8,695	44,614
Other deposits	3,900	8,039
Loan to employees, current portion	2,432	2,862
Staff advances	1,914	3,175
Receivables of withholding tax for employees related to share incentive plan	806	61,526
Others	8,069	11,350
Prepaid expenses and other current assets	$ 122,753	$ 403,110